Trade and other receivables, net (Details Textual) - Dec. 31, 2017	USD ($)	PEN (S/)
Disclosure of Trade and other receivables, net [Abstract]
Undue offsets made by Tax Authorities against tax debts of prior years	$ 5,817,000	S/ 19,500,000